Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Depreciation, depletion and amortisation (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Impairment Of Assets [Abstract]
Total depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	[1],[2]	$ 6,670	$ 5,441	$ 7,555	$ 12,111	$ 13,436
Depreciation		5,463	5,130	5,642	10,593	11,296
Impairments		1,238	311	1,984	1,549	2,365
Impairment reversals		$ (31)	$ (1)	$ (71)	$ (32)	$ (225)

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[2]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]